Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provisions for income taxes
Federal income tax benefit, at statutory rate									$ (9,546)	$ (33,761)	$ (74,387)
Change resulting from:
State income tax, net of federal benefit									(529)	(1,859)	(2,459)
Valuation allowance of deferred tax assets									9,737	37,787	71,185
Dividends and tax-exempt interest									10		(22)
Officers' life insurance									(299)	(432)	(428)
Benefit from NOL carryback									(2,182)
Other									627	418	3,932
Income tax expense (benefit)	$ (2,182)	$ 0	$ 0	$ 0	$ 0	$ 2,110	$ 0	$ 43	$ (2,182)	$ 2,153	$ (2,179)